Income Tax - Additional Information (Detail) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2017
Statements [Line Items]
Statutory tax rate	30.40%	30.40%	30.40%	29.10%	29.10%
Corporate income tax rate	21.00%		21.00%	21.00%		21.00%
Percentage on limitation on tax loss carryforwards after prior period	80.00%					80.00%
Percentage on limitation on tax loss carryforwards before prior period							100.00%
Current tax expense (income)	$ 0	€ 29,475	€ (12,774)	$ 0	€ 27,160
Unused tax losses for which no deferred tax asset recognised			319,400			€ 361,300
Current tax liabilities, current	$ 0		3,426	$ 0		€ 3,560
Immatics Biotechnologies GmbH [Member]
Statements [Line Items]
Current tax expense (income)		€ 4,500
GERMANY | Immatics Biotechnologies GmbH [Member]
Statements [Line Items]
Percentage Of Income That Can Be Used To Set Off Tax Losses Carry Forward	60.00%	60.00%
Percentage Of Pretax Income Subject To Income Tax	40.00%	40.00%
Indefinite Tax Losses Carryforward [Member]
Statements [Line Items]
Tax effect of tax losses		€ 361,300	€ 357,200
Twenty Six Year Tax Losses Carryforward [Member]
Statements [Line Items]
Tax effect of tax losses		€ 26,000